FINANCE RECEIVABLES (Details 4) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Finance receivables past due
60-89 Days Past Due	$ 3,919,000	$ 5,226,000
90-180 Days Past Due	11,308,000	8,727,000
Total 60-180 Days Past Due	15,227,000	13,954,000
0-59 Days Past Due	381,576,000	391,280,000
Total Finance Receivables	396,803,008	405,233,539
Military Loans
Finance receivables past due
60-89 Days Past Due	3,539,000	4,697,000
90-180 Days Past Due	10,253,000	7,815,000
Total 60-180 Days Past Due	13,792,000	12,512,000
0-59 Days Past Due	355,569,000	358,090,000
Total Finance Receivables	369,361,165	370,601,538
Retail installment contracts
Finance receivables past due
60-89 Days Past Due	380,000	529,000
90-180 Days Past Due	1,055,000	912,000
Total 60-180 Days Past Due	1,435,000	1,441,000
0-59 Days Past Due	26,007,000	33,191,000
Total Finance Receivables	$ 27,441,843	$ 34,632,001